Private Placement	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Abstract]
Private Placement

Note 5 — Private Placement

Simultaneously with the closing of the Initial Public Offering and the sale of Option Units, the Sponsor purchased an aggregate of 224,780 Private Placement Shares at a price of $10.00 per share. The proceeds from the sale of the Private Placement Shares were held outside of the Trust Account and are available for the payment of offering costs and for working capital purposes. The Sponsor will be permitted to transfer the Private Placement Shares held by it to certain permitted transferees, including the Company’s officers and directors and other persons or entities affiliated with or related to it or them, but the transferees receiving such securities will be subject to the same agreements with respect to such securities as the Sponsor. Otherwise, the Private Placement Shares will not, subject to certain limited exceptions, be transferable or salable until the completion of the Company’s Business Combination.

Note 5 — Private Placement

Simultaneously with the closing of the Initial Public Offering and the sale of Option Units, the Sponsor purchased an aggregate of 224,780 Private Placement Shares at a price of $10.00 per share. The proceeds from the sale of the Private Placement Shares were held outside of the Trust Account and are available for the payment of offering costs and for working capital purposes. The Sponsor will be permitted to transfer the Private Placement Shares held by it to certain permitted transferees, including the Company’s officers and directors and other persons or entities affiliated with or related to it or them, but the transferees receiving such securities will be subject to the same agreements with respect to such securities as the Sponsor. Otherwise, the Private Placement Shares will not, subject to certain limited exceptions, be transferable or salable until the completion of the Company’s Business Combination.